Income Taxes (Tables)	12 Months Ended
Jun. 30, 2024
Income Taxes
Schedule of reconciliation income tax allowance and the amount resulting from the application of the combined Canadian income tax rate

	2024	2023
Net income (loss) for the year before taxes	$182,489	$(41,989)
Statutory tax rate	27.0%	27.0%
Income tax recovery at the statutory rate	$49,272	$(11,337)
Non-deductible items and other differences	(55)	5,765
Differences in tax rates	(9,731)	1,009
Change in unrecognised tax benefits	(4,446)	4,563
Deferred income tax expense	$35,040	$—

Schedule of significant components of the deferred tax assets and liabilities

	2024	2023
Non-capital loss carry forwards	$27,537	$20,332
Investment in joint ventures	(52,496)	—
Capital assets	10,216	5,288
Research and development tax credits	2,937	—
Share issuance costs	1,202	314
Lease Liability	258	266
Mineral property interests	49	50
Deferred tax (liabilities) assets	(10,297)	26,250
Unrecognised deferred tax assets	(25,076)	(26,250)
Net deferred income tax liabilities	$(35,373)	$—